Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents
8.	Cash and cash equivalents

	December 31, 2018	December 31, 2017

Cash at bank and on hand (a)	$148,040	$95,822
Money market funds and other cash equivalents (b)	1,455,027	1,348,961
	$1,603,067	$1,444,783

(a)	At December 31 2018, cash at bank and on hand of $124.0 million (December 31, 2017 - $56.4 million) has been pledged as security for the project finance facility.

(b)	At December 31, 2018, short-term liquid investments of $741.7 million (December 31, 2017 - $741.7 million) have been placed with Rio Tinto (refer to Note 22).